E&E ASSETS -Stockade Mountain Proper (Details)			12 Months Ended
	Nov. 16, 2022 USD ($)	May 16, 2022 USD ($)	Dec. 31, 2022 USD ($) m²
E&E ASSETS
Percentage of interest in a joint venture			70.00%
Required minimum annual E&E expenditures, September 1, 2022			$ 5,000
Stockade Mountain
E&E ASSETS
Percentage of interest in a joint venture			100.00%
Pre-production payments made in cash	$ 10,000	$ 15,000
Pre-production payments to be made, May 16, 2023			$ 10,000
Pre-production payments to be made, November 16, 2023			15,000
Pre-production payments to be made, May 16, 2024			15,000
Pre-production payments to be made, November 16, 2024 and every six months thereafter			25,000
Required minimum annual E&E expenditures, September 1, 2022			$ 30,000
Required minimum area to be drilled, May 16, 2024 (in meters) | m²			2,000
Percentage of net smelter return royalty			2.00%
Percentage of net smelter return royalty for third-pay claims upon payment of specified amount			0.25%
Payment to reduce net smelter return royalty			$ 10,000,000
Reduction in net smelter return royalty upon payment of specified amount			50.00%
Percentage of net smelter return royalty upon payment of specified amount			1.00%